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The Commodore Account C

Semiannual Report
June 30, 2003

This report is for the information of the contract owners and participants of Annuity Investors Life Insurance Company® and Annuity Investors Variable Account C. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus, which contains complete information, including charges and expenses. For more information or to request a prospectus, call toll free (800) 789-6771.

Table of Contents

Page

Letter from the President	2

Tab
Portfolio Annual Reports

AIM V.I. Funds	I
AIM V.I. Capital Development Fund - Series II Shares
AIM V.I. Global Utilities Fund - Series II Shares
AIM V.I. Government Securities Fund - Series II Shares
AIM V.I. Mid Cap Core Equity Fund - Series II Shares

Dreyfus Portfolio	II
VIF - Appreciation Portfolio - Service Shares
VIF - Money Market Portfolio - Service Shares
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares
Dreyfus Stock Index Fund- Service Shares

INVESCO Variable Investment Funds Inc.	III
INVESCO VIF - Core Equity Fund
INVESCO VIF - Financial Services Fund
INVESCO VIF - Health Sciences Fund
INVESCO VIF - Small Company Growth Fund

Janus Aspen Series	IV
Balanced Portfolio Service Shares
Growth Portfolio Service Shares
Mid Cap Growth Portfolio Service Shares
Worldwide Growth Portfolio Service Shares

Neuberger Berman Advisers Management Trust	V
AMT Fasciano Portfolio (Class S)
AMT Guardian Portfolio (Class S)

Oppenheimer Variable Account Funds	Vi
Capital Appreciation Fund VA/SS
Global Securities Fund VA/SS
Main Street Small Cap Fund VA/SS
Multiple Strategies Fund VA/SS

PBHG Insurance Series Fund	VII
Large Cap Growth Portfolio
Mid-Cap Value Portfolio
Select Value Portfolio
Technology & Communications Portfolio

PIMCO Variable Insurance Trust	VIII
High Yield Portfolio - Administrative Class
Real Return Portfolio - Administrative Class
Total Return Portfolio - Administrative Class

Rydex Variable Trust	IX
Rydex VT Sector Rotation Fund

Strong Opportunity Fund II - Advisor Class	X
Strong Investments
Strong Mid Cap Growth Fund II

Van Kampen The Universal Institutional Funds, Inc.	XI
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class

Dear Commodore® Variable Annuity Contract Owner:

Enclosed are the June 30, 2003 Semiannual Reports for the Portfolios in which the subaccounts of Annuity Investors® Life Variable Account C invest. The economic news of the first half of the year was refreshingly upbeat, as stocks moved upward on the positive news generated by America's victory in the war in Iraq and the passage of a $350 billion tax cut. All major stock indices continued the rally that began in the fourth quarter of 2002 and finished in positive territory. Federal Reserve Chief Alan Greenspan, in his report to Congress on the country's economic state during the first half of the year, was cautiously optimistic while stating that the Fed planned to hold interest rates low for as long as needed to continue to stimulate economic growth. Remember your Commodore variable annuity is a long-term investment vehicle, offering a broad array of professionally managed investment options to help meet your investment needs.

For the six months ending June 30, 2003, the stock market, as measured by the Standard & Poor's Composite Stock 500 Index, incurred a gain of 11.76%, and the NYSE Composite Index incurred a gain of 10.03%. The bond market, as measured by Lehman Brothers Aggregate Bond Index, had a gain of 3.93% over the same period. The average annual total returns of the subaccounts offered under your Contract for the period January 1, 2003 to June 30, 2003 are shown below.

AIM V.I. Capital Development Fund - Series II Shares	13.74%
AIM V.I. Global Utilities Fund - Series II Shares	8.51%
AIM V.I. Government Securities Fund - Series II Shares	0.84%
AIM V.I. Mid Cap Core Equity Fund - Series II Shares	10.49%
Dreyfus VIF Appreciation Portfolio - Service Shares	7.61%
Dreyfus VIF Money Market Portfolio	-0.20%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares	9.39%
Dreyfus Stock Index Fund - Service Shares	10.72%
INVESCO VIF-Core Equity Fund	9.53%
INVESCO VIF-Financial Services Fund	10.38%
INVESCO VIF-Health Sciences Fund	15.20%
INVESCO VIF-Small Company Growth Fund	11.95%
Janus Aspen Series Balanced Portfolio - Service Shares	5.38%
Janus Aspen Series Growth Portfolio - Service Shares	10.84%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares	15.27%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares	5.75%
Neuberger Berman - AMT Fasciano Portfolio Class S	6.82%
Neuberger Berman - AMT Guardian Portfolio Class S	13.06%
Oppenheimer Capital Appreciation Fund VA/SS	11.41%
Oppenheimer Global Securities Fund VA/SS	10.84%
Oppenheimer Main Street Small Cap Fund VA/SS	15.35%
Oppenheimer Multiple Strategies Fund VA/SS	10.49%
PBHG Large Cap Growth Portfolio	13.92%
PBHG Mid-Cap Portfolio	11.89%
PBHG Select Value Portfolio	1.46%
PBHG Technology & Communications Portfolio	17.19%
PIMCO VIT High Yield Portfolio - Administrative Class	14.11%
PIMCO VIT Real Return Portfolio - Administrative Class	6.08%
PIMCO VIT Total Return Portfolio - Administrative Class	3.78%
Rydex VT Sector Rotation Fund	10.83%
Strong Mid Cap Growth Fund II	19.80%
Strong Opportunity Fund II - Advisor Class	15.22%
Van Kampen UIF Core Plus Fixed Income Portfolio Class I	2.17%
Van Kampen UIF U.S. Mid Cap Core Portfolio Class I	15.99%
Van Kampen UIF U.S. Real Estate Portfolio Class I	13.25%
Van Kampen UIF Value Portfolio Class I	13.56%
*Performance figures are net of all the subaccounts charges, but do not reflect contingent deferred sales charges and contract maintenance fees.

My colleagues at Annuity Investors Life Insurance Company and I look forward to serving you in the future.

Sincerely,

Charles R. Scheper

President

VARIABLE ACCOUNT C

The Financial Statements of the following investment companies ("Registrant") are made a part hereof and incorporated herein:
Registrant	1940 Act Number
AIM V.I. Funds	811-07452
AIM V.I. Capital Development Fund-Series II Shares
AIM V.I. Global Utilities Fund Series II
AIM V.I. Government Securities Fund-Series II Shares
AIM V.I. Mid Cap Core Equity Fund-Series II Shares
Dreyfus Variable Investment Fund	811-05125
Dreyfus VIF-Appreciation Portfolio-Initial Shares
Dreyfus VIF-Money Market Portfolio-
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	811-07044
Dreyfus Stock Index Fund-Initial Shares	811-05179
INVESCO Variable Investment Funds, Inc.
INVESCO VIF-Core Equity Fund
INVESCO VIF-Financial Services Fund
INVESCO VIF-Health Sciences Fund
INVESCO VIF-Small Company Growth Fund
Janus Aspen Series	811-07736
Janus Aspen Series Balanced Portfolio Service Shares
Janus Aspen Series Growth Portfolio Service Shares
Janus Aspen Series Mid Cap Growth Portfolio Service Shares
Janus Aspen Series Worldwide Growth Portfolio Service Shares
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT-Fasciano Portfolio (Class S)
Neuberger Berman AMT-Guardian Portfolio (Class S)
Oppenheimer Variable Account Funds
Oppenheimer VA-Capital Appreciation Fund/VA-SS
Oppenheimer VA-Global Securities Fund/VA-SS
Oppenheimer VA-Main Street Small Cap Fund/VA-SS
Oppenheimer VA-Multiple Strategies Fund/VA-SS
PBHG Insurance Series Fund, Inc.	811-08009
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Value Portfolio
PBHG Select Value Portfolio
PBHG Technology & Communication Portfolio
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio-Administrative Class
PIMCO Real Return Portfolio-Administrative Class
PIMCO total Return Portfolio-Administrative Class
Rydex Variable Trust
Rydex VT Sector Rotation Fund
Strong Opportunity Fund II	811-06522
Strong Variable Insurance Funds, Inc.
Strong VIF Mid Cap Growth Fund II
Van Kampen-The Universal Institutional Funds, Inc.	811-07607
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

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THE COMMODORE®

Products issued by Annuity Investors Life Insurance Company®

P.O. Box 5423 Cincinnati, OH 45201-5423 (800) 789-6771 www.annuityinvestors.com

Principal Underwriter/Distributor: Great American AdvisorsSM , Inc.,
Member NASD and an affiliate of Annuity Investors Life Insurance Company,
525 Vine Street, Cincinnati, Ohio 45202

For use with form: P1805001NW, P1805101NW, P1805201, P1805301NW, R1804402NW,
R1804502NW, R1804602NW, R1804702NW, E1804802NW or E18049002NW

B1808503NW	(8/03)